Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions

22	Provisions

	Gaming tax and legal provisions € '000s	Sportsbook Closure and other € '000s	Total € '000s
At January 1, 2023	43,745	—	43,745
Provided in the year	2,576	—	2,576
Reversed in the year	(1,495)	—	(1,495)
At December 31, 2023	44,826	—	44,826
Provided in the year	11,020	31,091	42,111
Reversed in the year	(3,540)	(286)	(3,826)
Interest	—	11	11
Amounts transferred to accruals during the year	(46,350)	(27,886)	(74,236)
Effects of movements in exchange rates	—	(585)	(585)
At December 31, 2024	5,956	2,345	8,301
Current	5,956	1,249	7,205
Non-current	—	1,096	1,096
Total provisions	5,956	2,345	8,301
Provisions have been made based on the Group’s best estimate of the future cash flows, taking into account the risks and uncertainty of timing associated with each obligation.
Gaming tax and legal provisions
The Group is subject to withholding, indirect and gaming taxes in the jurisdictions in which it operates. The Group records provisions for taxes in certain jurisdictions where the interpretation of tax legislation is uncertain or where the Group continues to challenge the interpretations and the likelihood of tax being payable is considered probable.
Provisions are raised for these matters based on the best estimate based on the individual facts and circumstances. Assessments made rely on advice from legal counsel and management’s assessment of judgments reached on cases in similar jurisdictions, as well as estimates and assumptions which may involve a series of complex judgements about future events. To the extent that the final outcome of these matters is different than the amounts recorded, such differences may impact the Group’s financial results in the year in which such determination is made.
During January 2024, a Voluntary Disclosure Program (“VDP”) was filed with a tax authority for gaming taxes which were provided for in the preceding financial years. Upon the filing of the VDP, the gaming tax provision was reclassified to accruals as the expense materialized as a result of the filing. A monthly payment plan was filed with the VDP and the VDP is yet to be assessed by the tax authority. The provision reclassified to accruals amounts to €46.3 million.
Sportsbook Closure
On July 10, 2024, an announcement was made to close the U.S. sportsbook operation. As at the date of the announcement, a provision to the value of €30.0 million in relation to onerous contracts was raised. Settlement agreements were subsequently reached which resulted in a reclassification of €27.9 million from provisions to accruals.